Fair Value of Financial Instruments and Risk Management - Credit Risk Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Concentration Risk, Financial Statement Captions [Line Items]
Uncollectible write-off deferral, exceed customer rate collected threshold	0.0010
Value of derivative instruments in net liability positions	$ 178	$ 59
Revenue | Three customers | Customer Concentration Risk | ITC
Fair Value, Concentration Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	70.00%